Pension, Health Care and Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Health care, pension and other benefits
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2015	2014	2013	2015	2014	2013
Net pension costs:
Service costs	$21,120	$21,342	$23,176	$5,071	$5,261	$5,039
Interest costs	24,535	26,266	18,444	8,719	10,422	7,940
Expected returns on plan assets	(52,095)	(51,293)	(42,937)	(9,296)	(10,836)	(7,487)
Amortization of prior service costs	1,310	1,837	1,823
Amortization of actuarial losses	1,962		13,147	1,910	1,413	1,716
Ongoing pension (credits) costs	(3,168)	(1,848)	13,653	6,404	6,260	7,208
Settlement costs (credits)				3,255	(3,422)	(220)
Net pension (credits) costs	(3,168)	(1,848)	13,653	9,659	2,838	6,988
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	15,359	47,785	(90,669)	1,907	21,792	(5,487)
Prior service costs during the year		2,242	1,756
Amortization of prior service costs	(1,310)	(1,837)	(1,823)
Amortization of actuarial losses	(1,962)		(13,147)	(1,910)	(1,413)	(1,716)
Exchange rate (loss) gain recognized during year				(5,830)	(7,988)	819
Total recognized in Cumulative other comprehensive loss	12,087	48,190	(103,883)	(5,833)	12,391	(6,384)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$8,919	$46,342	$(90,230)	$3,826	$15,229	$604

Fair value of the defined benefit pension plan assets
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2015, 2014 and 2013:

	Fair Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$13,475		$13,475
Equity investments (b)	688,799	$372,033	316,766
Fixed income investments (c)	290,470	141,448	149,022
Other assets (d)	28,200		16,361	$11,839
	$1,020,944	$513,481	$495,624	$11,839

	Fair Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$14,846		$14,846
Equity investments (b)	739,358	$404,542	334,816
Fixed income investments (c)	285,042	141,529	143,513
Other assets (d)	44,470		28,436	$16,034
	$1,083,716	$546,071	$521,611	$16,034

	Fair Value at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$15,055	$1,941	$13,114
Equity investments (b)	736,873	419,779	317,094
Fixed income investments (c)	255,927	125,377	130,550
Other assets (d)	47,494		29,553	$17,941
	$1,055,349	$547,097	$490,311	$17,941

(a)	This category includes a full range of high quality, short-term money market securities.

(b)	This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	This category consists of venture capital funds.

Changes in the fair value of the defined benefit pension plan assets classified as level 3
The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2015, 2014 and 2013:

	Balance at December 31, 2014	Dispositions	Net Realized and Unrealized Gains	Balance at December 31, 2015
Other assets	$16,034	$(5,928)	$1,733	$11,839

	Balance at December 31, 2013	Dispositions	Net Realized and Unrealized Gains	Balance at December 31, 2014
Other assets	$17,941	$(4,320)	$2,413	$16,034

	Balance at January 1, 2013	Dispositions	Net Realized and Unrealized Gains	Balance at December 31, 2013
Other assets	$18,850	$(4,068)	$3,159	$17,941

Obligations, plan assets and assumption used for defined benefit pension plan
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2015	2014	2013	2015	2014	2013
Accumulated benefit obligations at end of year	$621,873	$648,480	$577,736	$172,426	$203,610	$187,670
Projected benefit obligations:
Balances at beginning of year	$653,338	$582,036	$466,827	$234,524	$222,996	$168,758
Service costs	21,120	21,342	23,176	5,071	5,261	5,039
Interest costs	24,535	26,266	18,444	8,719	10,422	7,940
Actuarial (gains) losses	(40,602)	68,748	(5,488)	(3,045)	32,551	5,939
Acquisitions of businesses and other		2,242	113,174	1,072	(6,692)	39,622
Settlements				(18,707)	(3,370)
Effect of foreign exchange				(17,211)	(18,987)	1,549
Benefits paid	(33,600)	(47,296)	(34,097)	(8,569)	(7,657)	(5,851)
Balances at end of year	624,791	653,338	582,036	201,854	234,524	222,996
Plan assets:
Balances at beginning of year	896,071	870,386	703,563	187,645	184,963	133,013
Actual returns on plan assets	(3,866)	72,256	128,117	4,844	20,240	20,316
Acquisitions of businesses and other		725	72,803	11,424	7,328	36,106
Settlements				(18,707)	(3,370)
Effect of foreign exchange				(14,298)	(13,859)	1,379
Benefits paid	(33,600)	(47,296)	(34,097)	(8,569)	(7,657)	(5,851)
Balances at end of year	858,605	896,071	870,386	162,339	187,645	184,963
Excess (deficient) plan assets over projected benefit obligations	$233,814	$242,733	$288,350	$(39,515)	$(46,879)	$(38,033)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$233,814	$242,733	$288,350	$11,068	$7,411	$14,096
Other accruals				(1,442)	(810)	(1,126)
Other long-term liabilities				(49,141)	(53,480)	(51,003)
	$233,814	$242,733	$288,350	$(39,515)	$(46,879)	$(38,033)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(120,454)	$(107,057)	$(59,272)	$(41,741)	$(47,574)	$(35,183)
Prior service costs	(5,138)	(6,448)	(6,043)
	$(125,592)	$(113,505)	$(65,315)	$(41,741)	$(47,574)	$(35,183)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.40%	3.95%	4.65%	4.20%	3.92%	4.89%
Rate of compensation increase	3.14%	4.00%	4.00%	4.00%	3.70%	4.31%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.95%	4.65%	3.73%	3.92%	4.89%	4.58%
Expected long-term rate of return on assets	6.00%	6.00%	6.00%	4.84%	5.58%	5.67%
Rate of compensation increase	4.00%	4.00%	4.00%	3.70%	4.31%	4.08%

Obligation and the assumptions used for postretirement benefits other than pensions
The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2015	2014	2013
Benefit obligation:
Balance at beginning of year - unfunded	$295,149	$286,651	$338,134
Service cost	2,485	2,434	3,061
Interest cost	11,182	12,782	12,183
Actuarial (gain) loss	(19,370)	27,757	(50,593)
Plan amendments	(9,269)	(19,043)	(2,503)
Benefits paid	(16,794)	(15,432)	(13,631)
Balance at end of year - unfunded	$263,383	$295,149	$286,651
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(248,523)	$(277,892)	$(268,874)
Other accruals	(14,860)	(17,257)	(17,777)
	$(263,383)	$(295,149)	$(286,651)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(15,664)	$(36,044)	$(8,287)
Prior service credits	25,784	21,043	2,503
	$10,120	$(15,001)	$(5,784)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.30%	3.90%	4.60%
Health care cost trend rate - pre-65	6.00%	7.00%	7.50%
Health care cost trend rate - post-65	5.00%	6.50%	6.50%
Prescription drug cost increases	11.50%	6.50%	7.00%
Employer Group Waiver Plan (EGWP) trend rate	11.50%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.90%	4.60%	3.70%
Health care cost trend rate - pre-65	7.00%	7.50%	8.00%
Health care cost trend rate - post-65	6.50%	6.50%	8.00%
Prescription drug cost increases	6.50%	7.00%	8.00%

Components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions
The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2015	2014	2013
Net periodic benefit cost:
Service cost	$2,485	$2,434	$3,061
Interest cost	11,182	12,782	12,183
Amortization of actuarial losses	1,011		3,934
Amortization of prior service credit	(4,529)	(503)	(328)
Net periodic benefit cost	10,149	14,713	18,850
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss	(19,370)	27,757	(50,593)
Prior service credit arising during the year	(9,269)	(19,043)	(2,503)
Amortization of actuarial losses	(1,011)		(3,934)
Amortization of prior service credit	4,529	503	328
Total recognized in Cumulative other comprehensive loss	(25,121)	9,217	(56,702)
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$(14,972)	$23,930	$(37,852)

Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2015:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$26	$(70)
Effect on the postretirement benefit obligation	$1,667	$(2,483)

Retiree health care benefit cash payments
The Company expects to make retiree health care benefit cash payments as follows:

Expected Cash Payments
2016	$14,860
2017	15,856
2018	16,816
2019	17,671
2020	18,294
2021 through 2025	94,114
Total expected benefit cash payments	$177,611